Cover	Nov. 09, 2026
Cover [Abstract]
Entity Central Index Key	0001638833
Amendment Flag	false
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	Surgery Partners, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37576
Entity Tax Identification Number	47-3620923
Entity Address, Address Line One	340 Seven Springs Way, Suite 600
Entity Address, City or Town	Brentwood
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37027
City Area Code	615
Local Phone Number	234-5900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SGRY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false